Ordinary Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2015	May 31, 2015	Dec. 31, 2013
Shares subscribed						29,983,883
Par value		$ 0.0001				$ 0.0001
Shares repurchased			1,925,063
Class A ordinary shares issued	9,000,000	37,950,000
American depositary shares repurchase				$ 10,000
Common Class A [Member]
Par value	$ 0.0001	$ 0.0001
Shares repurchased	3,603,642	803,811
Common Stock, Shares Authorized	470,000,000	470,000,000
Common Class A [Member] | IPO [Member]
Common Stock, Shares Authorized					99,524,574
Common Class B [Member]
Par value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	30,000,000	30,000,000
Common Class B [Member] | IPO [Member]
Common Stock, Shares Authorized					13,300,738